Impact of COVID-19	9 Months Ended
Jul. 31, 2021
Text block [abstract]
Impact of COVID-19
Note 2.    Impact of COVID-19
Global economic activity has accelerated this year, although the COVID-19 pandemic, fueled by a more contagious variant, continues to be a headwind to the pace of that recovery. Restrictions imposed by governments around the world to limit the impact of the infection have eased significantly in some jurisdictions, but continue to impact global supply chains and international travel. The economic impact of the COVID-19 pandemic will ultimately depend on vaccine adoption rates and the extent to which the vaccines will be effective at controlling both existing and emerging variants of the virus, and the ability of governments, businesses and health-care systems to effectively limit the current and future resurgences of the virus, including its variants, without resorting to broad economic closures. As a result, we continue to operate in an uncertain macroeconomic environment.
Impact on estimates and assumptions
As disclosed in our 2020 Annual Report, the preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the recognized and measured amounts of assets, liabilities, net income, comprehensive income and related disclosures. Significant estimates and assumptions are made in the areas of the valuation of financial instruments, allowance for credit losses, the evaluation of whether to consolidate structured entities, asset impairment, income taxes, provisions and contingent liabilities, post-employment and other long-term benefit plan assumptions and valuation of self-managed loyalty points programs.
Further, the COVID-19 pandemic continues to give rise to heightened uncertainty as it relates to accounting estimates and assumptions and increases the need to apply judgment in evaluating the economic and market environment and its impact on significant estimates. This particularly impacts estimates and assumptions relating to the allowance for credit losses.
During the nine months ended July 31, 2021, improvements in our economic outlook resulted in a moderate reduction in our stage 1 and stage 2 performing expected credit losses (ECLs) relative to the increases recognized in 2020 as a result of the onset of the COVID-19 pandemic. Significant judgment continued to be inherent in the forecasting of forward-looking information, including with regard to our base case assumption that the vaccination programs will be able to effectively respond to the new and emerging variants and that government will respond to a likely fourth wave of the virus with targeted health measures rather than broader economic closures
.
Changes in the judgments and estimates related to IFRS 9 can have a significant impact on the level of ECL allowance recognized and the period-over-period volatility of the provision for credit losses. Actual results could differ from these estimates and assumptions. See Note 6 to our consolidated financial statements in our 2020 Annual Report, and Note 6 to our interim consolidated financial statements for more information concerning the high level of judgment inherent in the estimation of ECL allowance, including the impact of COVID-19.